Other Current Assets (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Composition:
Institutions		$ 2
Prepaid issuance costs	360
Prepaid expenses	45	91
Advances to suppliers	25	60
Other		61
Total other current assets	$ 430	$ 214